Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We maintain disciplined equity grant practices designed to maintain transparency and align with stockholder interests. We have voluntarily adopted a Share-Based Grant Policy, which establishes guidelines for our equity award grant practices. The guidelines provide that we will only make grants at a time when we are not in possession of material nonpublic information, such as pending earnings results or information regarding significant transactions or events. In addition, we generally do not make equity grants during (i) trading blackout periods under our Insider Trading Policy, or (ii) the period beginning four business days before and ending one business day after the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Equity awards are typically granted on pre-established dates each year, subject to limited exceptions approved by the Committee. Our executive officers and directors are not permitted to select individual grant dates for awards issued to them.
During fiscal year 2026, no equity awards were granted to our NEOs during any period surrounding the disclosure of material nonpublic information as described above, and we did not time the release of such information to impact the value of equity compensation.
Award Timing Method
Equity awards are typically granted on pre-established dates each year, subject to limited exceptions approved by the Committee. Our executive officers and directors are not permitted to select individual grant dates for awards issued to them.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We have voluntarily adopted a Share-Based Grant Policy, which establishes guidelines for our equity award grant practices. The guidelines provide that we will only make grants at a time when we are not in possession of material nonpublic information, such as pending earnings results or information regarding significant transactions or events. In addition, we generally do not make equity grants during (i) trading blackout periods under our Insider Trading Policy, or (ii) the period beginning four business days before and ending one business day after the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false